Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 21,330	$ 12,285	$ (9,726)
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments were taken	(74)	1,229	1,324
Change in unrealized appreciation (depreciation) of all other investments	(1,485)	2,293	18,621
Change in foreign currency translation adjustments	(992)	(928)	1,437
Change in net derivative gains (losses) arising from cash flow hedging activities	17	94	63
Change in retirement plan liabilities adjustment	(70)	275	354
Other comprehensive income (loss)	(2,604)	2,963	21,799
Comprehensive income	18,726	15,248	12,073
Comprehensive income attributable to noncontrolling nonvoting, callable, junior and senior preferred interests	634	1,818	140
Comprehensive income (loss) attributable to other noncontrolling interests	(47)	590	(1,116)
Total comprehensive income (loss) attributable to noncontrolling interests	587	2,408	(976)
Comprehensive income attributable to AIG	$ 18,139	$ 12,840	$ 13,049